May 1, 2008

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:    Nationwide VLI Separate Account-5
  Nationwide Life Insurance Company
  SEC File No. 333-46412
  CIK No. 0001065898

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-5 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 17 to the Registration Statement for the Company and the Variable Account, which became effective May 1, 2008.

Please contact me at (614) 677-5276 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ CHRISTINE WALKUP
Christine Walkup
Senior Counsel